UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08297
                                                     ---------

                             Oppenheimer MidCap Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 01/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                         SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.7%
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.7%
ITT Educational Services, Inc. 1                         99,100   $   9,052,785
--------------------------------------------------------------------------------
New Oriental Education & Technology
Group, Inc., Sponsored ADR 1                             86,600       4,905,890
                                                                  --------------
                                                                     13,958,675
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.4%
Burger King Holdings, Inc.                              553,400      14,582,090
--------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                                 255,000      22,355,850
                                                                  --------------
                                                                     36,937,940
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
Liberty Media Holding Corp.-Interactive,
Series A 1                                              883,900      14,062,849
--------------------------------------------------------------------------------
MEDIA--5.8%
Cablevision Systems Corp. New York Group,
Cl. A 1                                                 543,100      12,751,988
--------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                         280,300      13,468,415
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                        430,100      15,999,720
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital,
Series A 1                                               57,400       6,177,388
                                                                  --------------
                                                                     48,397,511
--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.7%
Abercrombie & Fitch Co., Cl. A                          103,000       8,208,070
--------------------------------------------------------------------------------
CarMax, Inc. 1                                          385,900       8,605,570
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                 160,600       8,307,838
--------------------------------------------------------------------------------
Tiffany & Co.                                           155,900       6,220,410
                                                                  --------------
                                                                     31,341,888
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.4%
Polo Ralph Lauren Corp., Cl. A                          327,300      19,831,107
--------------------------------------------------------------------------------
CONSUMER STAPLES--0.9%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
Central European Distribution Corp. 1                   141,000       7,412,370
--------------------------------------------------------------------------------
ENERGY--8.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.5%
Cameron International Corp. 1                           411,000      16,546,860
--------------------------------------------------------------------------------
Smith International, Inc.                               237,900      12,896,559
                                                                  --------------
                                                                     29,443,419
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.6%
Murphy Oil Corp.                                        237,400      17,458,396
--------------------------------------------------------------------------------
Range Resources Corp.                                   336,200      17,556,364
--------------------------------------------------------------------------------
SandRidge Energy, Inc. 1                                 98,510       2,997,659
                                                                  --------------
                                                                     38,012,419
--------------------------------------------------------------------------------
FINANCIALS--8.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.0%
Affiliated Managers Group, Inc. 1                       159,700      15,700,107
--------------------------------------------------------------------------------
Charles Schwab Corp. (The)                              419,600       9,357,080
--------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A                    538,190       7,970,594
                                                                  --------------
                                                                     33,027,781


                           1 | OPPENHEIMER MIDCAP FUND

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.8%
CME Group, Inc.                                          11,300   $   6,993,570
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.1%
Boston Properties, Inc.                                 191,300      17,584,296
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.9%
CB Richard Ellis Group, Inc., Cl. A 1                   133,800       2,597,058
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                175,000      13,615,000
                                                                  --------------
                                                                     16,212,058
--------------------------------------------------------------------------------
HEALTH CARE--16.8%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
Bard (C.R.), Inc.                                       141,700      13,683,969
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                              404,900      22,824,213
                                                                  --------------
                                                                     36,508,182
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.1%
Coventry Health Care, Inc. 1                            273,725      15,487,361
--------------------------------------------------------------------------------
Healthways, Inc. 1                                       89,900       5,061,370
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                  250,700      14,573,191
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                      199,700       7,720,402
                                                                  --------------
                                                                     42,842,324
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.6%
Cerner Corp. 1                                          406,500      21,300,600
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.3%
Covance, Inc. 1                                         336,300      27,966,708
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.4%
Shire Pharmaceuticals Group plc, ADR                    224,200      12,073,170
--------------------------------------------------------------------------------
INDUSTRIALS--16.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.6%
Alliant Techsystems, Inc. 1                              58,000       6,139,300
--------------------------------------------------------------------------------
Curtiss-Wright Corp.                                    169,500       7,068,150
--------------------------------------------------------------------------------
Precision Castparts Corp.                                90,000      10,242,000
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                  123,400       7,798,880
--------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1              264,000       7,291,680
                                                                  --------------
                                                                     38,540,010
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.7%
C.H. Robinson Worldwide, Inc.                           129,200       7,175,768
--------------------------------------------------------------------------------
Expeditors International of Washington, Inc.            150,500       7,117,145
                                                                  --------------
                                                                     14,292,913
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.4%
EnergySolutions, Inc. 1                                 430,700       9,690,750
--------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                   92,200       5,099,582
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                      186,500      11,551,810
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                      315,000      18,666,900
                                                                  --------------
                                                                     45,009,042
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.6%
Foster Wheeler Ltd. 1                                    78,500       5,374,895
--------------------------------------------------------------------------------


                           2 | OPPENHEIMER MIDCAP FUND

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING CONTINUED
Quanta Services, Inc. 1                                 351,000   $   7,693,920
                                                                  --------------
                                                                     13,068,815
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.7%
McDermott International, Inc. 1                         125,200       5,906,936
--------------------------------------------------------------------------------
MACHINERY--1.4%
Oshkosh Truck Corp.                                     256,400      11,732,864
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
Fastenal Co.                                            201,500       8,142,615
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--20.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.1%
F5 Networks, Inc. 1                                     318,000       7,482,540
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                          246,800      10,469,256
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                                82,800       7,773,264
                                                                  --------------
                                                                     25,725,060
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
Network Appliance, Inc. 1                               317,300       7,367,706
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
Amphenol Corp., Cl. A                                   345,100      13,783,294
--------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                               439,700      11,630,065
                                                                  --------------
                                                                     25,413,359
--------------------------------------------------------------------------------
IT SERVICES--6.6%
Affiliated Computer Services, Inc., Cl. A 1             405,900      19,787,625
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                  506,400      14,128,560
--------------------------------------------------------------------------------
SAIC, Inc. 1                                            790,100      14,932,890
--------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                               327,600       6,411,132
                                                                  --------------
                                                                     55,260,207
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--2.2%
FormFactor, Inc. 1                                      328,800       7,963,536
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                        138,500       5,786,530
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1                                      150,150       4,836,332
                                                                  --------------
                                                                     18,586,398
--------------------------------------------------------------------------------
SOFTWARE--4.8%
Amdocs Ltd. 1                                           184,200       6,095,178
--------------------------------------------------------------------------------
Ansys, Inc. 1                                           231,400       8,078,174
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                        272,500      11,213,375
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                          261,750      14,639,678
                                                                  --------------
                                                                     40,026,405
--------------------------------------------------------------------------------
MATERIALS--1.7%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
PPG Industries, Inc.                                    114,500       7,567,305
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Vulcan Materials Co.                                     22,900       1,796,734
--------------------------------------------------------------------------------
METALS & MINING--0.6%
Titanium Metals Corp.                                   211,600       4,600,184


                           3 | OPPENHEIMER MIDCAP FUND

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
Crown Castle International Corp. 1                      645,200   $  23,349,788
--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
GAS UTILITIES--1.3%
Questar Corp.                                           214,600      10,925,285
                                                                  --------------
Total Common Stocks (Cost $805,655,567)                             811,218,493
--------------------------------------------------------------------------------
INVESTMENT COMPANY--3.8%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E,
4.54% 2,3 (Cost $31,705,528)                         31,705,528      31,705,528
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE
(COST $837,361,095)                                       100.9%    842,924,021
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (0.9)     (7,494,205)

                                                     ---------------------------
NET ASSETS                                                100.0%  $ 835,429,816
                                                     ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES         GROSS          GROSS             SHARES
                                                     OCTOBER 31, 2007     ADDITIONS     REDUCTIONS   JANUARY 31, 2008
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          3,338,314   114,792,899     86,425,685         31,705,528

                                                                                                             DIVIDEND
                                                                                             VALUE             INCOME
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $ 31,705,528   $        102,340

3. Rate shown is the 7-day yield as of January 31, 2008.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money


                           4 | OPPENHEIMER MIDCAP FUND

Oppenheimer MidCap Fund

STATEMENT OF INVESTMENTS  JANUARY 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities       $   838,665,679
                                     ================

Gross unrealized appreciation        $    75,723,663
Gross unrealized depreciation            (71,465,321)
                                     ----------------
Net unrealized appreciation          $     4,258,342
                                     ================


                           5 | OPPENHEIMER MIDCAP FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    03/11/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    03/11/2008